Related Parties (Details 1) - Edouard Cukierman [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Chairman fees		$ 60	$ 60
Stock option compensation expenses		10	10
Total		$ 70	$ 70